UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:           December 31, 2006
                                                          ----------------------


 Check here if Amendment [ ]; Amendment Number:
                                                          --------
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:         Strome Investment Management, L.P.
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 Address:      100 Wilshire Blvd., Suite 1750
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               Santa Monica, CA 90401
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 Form 13F File Number:  28-      04963
                                 ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:         Michael D. Achterberg
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 Title:        Chief Financial Officer
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 Phone:        310-917-6600
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Signature, Place, and Date of Signing:

   /s/ Michael D. Achterberg              Santa Monica, CA            3/1/2006
-------------------------------  ---------------------------------  ------------
          [Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                              1
                                                     -------------------

Form 13F Information Table Entry Total:                        33
                                                     -------------------

Form 13F Information Table Value Total:            $      172,679
                                                     -------------------
                                                            (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    13F File No.  Name

01     28-4168Mark   Strome




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
                                                          Value     Shares/  Share/ Put/  Investment   Other
Name of Issuer                 Title of Class    Cusip   (x$1000) Prn Amount  Prn   Call  Discretion  Managers    Voting Authority
                                                                                            Shared*              Sole  Shared   None
AGNICO EAGLE MINES LTD               COM       008474108  10,310    250,000    SH           DEFINED      1     250,000
AMERICAN OIL & GAS INC. NEW          COM       028723104  2,930     450,000    SH           DEFINED      1     450,000
BRISTOL MYERS SQUIBB CO              COM       110122108  7,896     300,000    SH           DEFINED      1     300,000
CF INDS HLDGS, INC                   COM       125269100  3,205     125,000    SH           DEFINED      1     125,000
CALUMET SPECIALTY PRODS PTNR   UT LTD PARTNER  131476103  1,602      40,000    SH           DEFINED      1     40,000
CHESAPEAKE ENERGY CORP               COM       165167107  6,536     225,000    SH           DEFINED      1     225,000
CONSTELLATION ENERGY PRTNR     COM UNIT LLC B  21038E101  2,549     100,000    SH           DEFINED      1     100,000
COPANO ENERGY LLC                 COM UNITS    217202100  2,056      34,500    SH           DEFINED      1     34,500
CROSSTEX ENERGY INC                  COM       22765Y104  6,655     210,000    SH           DEFINED      1     210,000
DELTA PETE CORP                    COM NEW     247907207  4,632     200,000    SH           DEFINED      1     200,000
DEVON ENERGY CORP NEW                COM       25179M103  10,062    150,000    SH           DEFINED      1     150,000
EAGLE ROCK ENERGY PARTNERS LP  UNIT 99/99/9999 26985R104  1,020      50,000    SH           DEFINED      1     50,000
ENERGY METALS CORP                   COM       29271B106  5,818     675,000    SH           DEFINED      1     675,000
ENERGY TRANSFER PRTNRS LP      UNIT LTD PARTN  29273R109  2,164      40,000    SH           DEFINED      1     40,000
ENTERPRISE PRODS PARTNERS LP         COM       293792107  5,361     185,000    SH           DEFINED      1     185,000
EXPLORATION CO                     COM NEW     302133202  7,306     547,700    SH           DEFINED      1     547,700
GENENTECH INC                      COM NEW     368710406  12,170     1,500     SH   CALL    DEFINED      1      1,500
GOLDCORP INC NEW                     COM       380956409  9,954     350,000    SH           DEFINED      1     350,000
HILAND HLDGS GP LP               UNIT LP INT   43129M107  2,601      90,000    SH           DEFINED      1     90,000
LEAP WIRELESS INTL INC             COM NEW     521863308  5,947     100,000    SH           DEFINED      1     100,000
LINN ENERGY LLC                UNIT 99/99/9999 536020100  4,058     127,026    SH           DEFINED      1     127,026
MAGELLAN MIDSTREAM PRTNRS LP   COM UNIT RP LP  559080106   965       25,000    SH           DEFINED      1     25,000
MIRAMAR MINING CORP                  COM       60466E100  1,248     276,000    SH           DEFINED      1     276,000
PLAINS ALL AMERN PIPELINE LP   UNIT LTD PARTN  726503105  7,680     150,000    SH           DEFINED      1     150,000
RANDGOLD RES LTD                     ADR       752344309  7,038     300,000    SH           DEFINED      1     300,000
RANGE RES CORP                       COM       75281A109  9,611     350,000    SH           DEFINED      1     350,000
SCHERING PLOUGH CORP                 COM       806605101  7,092     300,000    SH           DEFINED      1     300,000
STORM CAT ENERGY CORP                COM       862168101   191      160,500    SH           DEFINED      1     160,500
STREETTRACKS SER TR            SPDR BIOTE ETF  86330E752  2,307      50,000    SH           DEFINED      1     50,000
TALISMAN ENERGY INC                  COM       87425E103  5,430     319,590    SH           DEFINED      1     319,590
TERRA NITROGEN CO LP              COM UNIT     881005201  7,253     213,000    SH           DEFINED      1     213,000
WILLIAMS PARTNERS LP            COM UNIT LP    96950F104  7,160     185,000    SH           DEFINED      1     185,000
TEEKAY OFFSHORE PARTNERS LP    PARTNERSHIP UN  Y8565J101  1,872      71,000    SH           DEFINED      1     71,000


*INVESMENT DISCRETION OVER ALL SECURITIES REPORTED IS SHARED WITH THE OTHER MANAGER ON WHOSE BEHALF THIS FORM 13F REPORT IS BEING
 FILED

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